FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Assets Measured at Fair Value

The Company's financial assets measured at fair value on a recurring basis consisted of the following types of instruments:

	As of December 31, 2015
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Investment in BioCancell	$50	$-	$-	$50

	As of December 31, 2015
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Investment in BioCancell	$85	$-	$-	$85